EQUITY (Tables)	12 Months Ended
Dec. 31, 2016
Equity Tables [Abstract]
Status of option plans
	Year ended December 31,
	2016		2015		2014
	Number (in thousands)	Weighted average exercise price	Number (in thousands)	Weighted average exercise price	Number (in thousands)	Weighted average exercise price

Balance outstanding at beginning of year	25,233	$ 49.69	26,733	$ 45.91	32,481	$ 45.05
Changes during the year:
Granted	10,895	53.21	7,655	59.82	6,935	48.60
Exercised	(766)	44.24	(8,127)	46.88	(11,423)	45.05
Forfeited	(1,382)	54.09	(1,028)	48.96	(1,260)	46.11
Expired	(1,191)	52.79	-	-	-
Balance outstanding at end of year	32,789	50.71	25,233	49.69	26,733	45.91
Balance exercisable at end of year	14,468	46.06	11,299	44.67	12,632	47.16

Schedule of ordinary shares issued upon outstanding options
The following tables summarize information at December 31, 2016 regarding the number of ordinary shares issuable upon (1) outstanding options and (2) vested options:
(1) Number of ordinary shares issuable upon exercise of outstanding options
Range of exercise prices			Balance at end of period (in thousands)	Weighted average exercise price	Weighted average remaining life	Aggregate intrinsic value (in millions)
			Number of shares	$	Years	$
Lower than $35.11			21	17.83	6.33	*
$35.11	-	$40.10	3,338	38.55	6.32	-
$40.11	-	$45.10	4,483	42.02	5.26	-
$45.11	-	$50.10	7,179	48.54	6.33	-
$50.11	-	$55.10	9,372	53.15	8.99	-
$55.11	-	$60.10	2,414	57.02	8.01	-
$60.11	-	$67.00	5,982	60.37	8.13	-
Total			32,789	50.71	7.40	*

Schedule of ordinary shares issued upon vested options
(2) Number of ordinary shares issuable upon exercise of vested options
Range of exercise prices			Balance at end of period (in thousands)	Weighted average exercise price	Weighted average remaining life	Aggregate intrinsic value (in millions)
			Number of shares	$	Years	$
Lower than $35.11			6	18.02	6.13	*
$35.11	-	$40.10	3,013	38.66	6.06	-
$40.11	-	$45.10	4,133	42.00	5.04	-
$45.11	-	$50.10	5,000	48.44	5.94	-
$50.11	-	$55.10	528	50.55	4.28	-
$55.11	-	$60.10	283	58.33	3.61	-
$60.11	-	$67.00	1,505	60.35	7.90	-
Total			14,468	46.06	5.81	*

* Represents an amount less than 0.5 million.

Schedule of the number of RSUs issued and outstanding
	Year ended December 31,
	2016		2015		2014
	Number (in thousands)	Weighted average grant date fair value	Number (in thousands)	Weighted average grant date fair value	Number (in thousands)	Weighted average grant date fair value

Balance outstanding at beginning of year	2,551	$51.43	2,466	$43.05	2,512	$40.48
Granted	3,193	40.78	1,519	56.75	1,342	46.09
Vested	(830)	45.79	(1,112)	41.04	(1,146)	41.55
Forfeited	(278)	46.08	(322)	48.27	(242)	40.05
Balance outstanding at end of year	4,636	45.15	2,551	51.43	2,466	43.05

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
The weighted average fair value of options granted during the years was estimated by using the Black-Scholes option-pricing model as follows:
	Year ended December 31,
	2016	2015	2014

Weighted average fair value	$ 9.4	$ 10.9	$ 9.3

The fair value of these options was estimated on the date of grant, based on the following weighted average assumptions:

	Year ended December 31,
	2016	2015	2014

Dividend yield	2.6%	2.3%	2.9%
Expected volatility	25%	24%	25%
Risk-free interest rate	1.4%	1.8%	1.9%
Expected term	5 years	5 years	6 years

	Year ended December 31,
	2016	2015	2014

	(U.S. $ in millions)
Employee stock options	$56	$62	$47
RSUs and PSUs	66	55	38
Total stock-based compensation expense	122	117	85
Tax effect on stock-based compensation expense	26	19	14
Net effect	$96	$98	$71

Treasury Stock Shares Acquired [Table Text Block]
	Year ended December 31,

	2016	2015	2014
	(in millions)
Amount spent on shares repurchased	$-	$439	$500
Number of shares repurchased	-	7.7	8.7

Accumulated Other Comprehensive Income/(Loss) (net of tax)
	Net Unrealized Gains/(Losses)			Benefit Plans
	Foreign currency translation adjustments	Available-for-sale securities	Derivative financial instruments	Actuarial gains/(losses) and prior service (costs)/credits	Total

Balance, 1 January, 2014	151	5	(197)	(50)	(91)
Other comprehensive income/(loss) before reclassifications	(1,429)	(12)	240	(55)	(1,256)
Amounts reclassified to the statements of income	(5)	2	(3)	(2)	(8)
Net other comprehensive income/(loss) before tax	(1,434)	(10)	237	(57)	(1,264)
Corresponding income tax	-	(2)	-	14	12
Net other comprehensive income/(loss) after tax*	(1,434)	(12)	237	(43)	(1,252)
Balance, December 31, 2014	(1,283)	(7)	40	(93)	(1,343)
Other comprehensive income/(loss) before reclassifications	(1,131)	(413)	137	33	(1,374)
Amounts reclassified to the statements of income	24	737	(2)	4	763
Net other comprehensive income/(loss) before tax	(1,107)	324	135	37	(611)
Corresponding income tax	6	(5)	-	(2)	(1)
Net other comprehensive income/(loss) after tax*	(1,101)	319	135	35	(612)
Balance, December 31, 2015	(2,384)	312	175	(58)	(1,955)
Other comprehensive income/(loss) before reclassifications	(355)	(456)	(491)	(26)	(1,328)
Amounts reclassified to the statements of income	3	140	14	(6)	151
Net other comprehensive income/(loss) before tax	(352)	(316)	(477)	(32)	(1,177)
Corresponding income tax	(33)	(3)	-	9	(27)
Net other comprehensive income/(loss) after tax*	(385)	(319)	(477)	(23)	(1,204)
Balance, December 31, 2016	(2,769)	(7)	(302)	(81)	(3,159)

*Amounts do not include foreign currency translation adjustments attributable to noncontrolling interests of $60 million loss in 2016, $1 million loss in 2015 and $6 million loss in 2014.